Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000159719 | 88634T519 | Pinnacle Focused Opportunities ETF
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000159719 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000159719 | 78462F103 | SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000159719 | 78464A300 | SPDR S&P 600 Small Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000159719 | 78464A201 | SPDR S&P 600 Small Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000159719 | 464287655 | iShares Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000159719 | 78464A508 | SPDR Portfolio S&P 500 Value ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000159719 | 78467X109 | SPDR Dow Jones Industrial Average ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000159719 | 78464A839 | SPDR S&P 400 Mid Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000159719 | 78464A847 | SPDR Portfolio S&P 400 Mid Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000159719 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000159719 | Equity
Holdings [Line Items]
Percent of Net Asset Value	78.00%
C000159719 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	78.00%
C000159719 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	22.00%
C000159720 | 88634T519 | Pinnacle Focused Opportunities ETF
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000159720 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000159720 | 78462F103 | SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000159720 | 78464A300 | SPDR S&P 600 Small Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000159720 | 78464A201 | SPDR S&P 600 Small Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000159720 | 464287655 | iShares Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000159720 | 78464A508 | SPDR Portfolio S&P 500 Value ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000159720 | 78467X109 | SPDR Dow Jones Industrial Average ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000159720 | 78464A839 | SPDR S&P 400 Mid Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000159720 | 78464A847 | SPDR Portfolio S&P 400 Mid Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000159720 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000159720 | Equity
Holdings [Line Items]
Percent of Net Asset Value	78.00%
C000159720 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	78.00%
C000159720 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	22.00%
C000159721 | 88634T519 | Pinnacle Focused Opportunities ETF
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000159721 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000159721 | 78462F103 | SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000159721 | 78464A300 | SPDR S&P 600 Small Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000159721 | 78464A201 | SPDR S&P 600 Small Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000159721 | 464287655 | iShares Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000159721 | 78464A508 | SPDR Portfolio S&P 500 Value ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000159721 | 78467X109 | SPDR Dow Jones Industrial Average ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000159721 | 78464A839 | SPDR S&P 400 Mid Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000159721 | 78464A847 | SPDR Portfolio S&P 400 Mid Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000159721 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000159721 | Equity
Holdings [Line Items]
Percent of Net Asset Value	78.00%
C000159721 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	78.00%
C000159721 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	22.00%